Tax payable - Other tax payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Tax Payable
Current	R$ 56,051	R$ 51,459
Non-current	7,797	8,638
PIS
Other Tax Payable
Current	5,608	4,602
Non-current	0	0
COFINS
Other Tax Payable
Current	24,240	21,029
Non-current	0	0
ICMS
Other Tax Payable
Current	666	490
Non-current	0	0
ISS
Other Tax Payable
Current	1,833	2,172
Non-current	0	0
IVA
Other Tax Payable
Current	13,260	19,914
Non-current	0	0
Reassessment tax
Other Tax Payable
Current	5,228	559
Non-current	7,797	8,604
IRRF
Other Tax Payable
Current	1,507	846
Non-current	0	0
Other taxes
Other Tax Payable
Current	3,709	1,847
Non-current	R$ 0	R$ 34